American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2035 Portfolio
October 31, 2024

One Choice 2035 Portfolio - Schedule of Investments
OCTOBER 31, 2024 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 38.9%
Focused Dynamic Growth Fund G Class(2)	200,210	13,392,022
Focused Large Cap Value Fund G Class	15,840,189	176,618,107
Growth Fund G Class	1,999,642	121,098,300
Heritage Fund G Class	1,817,215	55,188,811
Mid Cap Value Fund G Class	4,775,518	80,515,237
Select Fund G Class	203,141	25,614,045
Small Cap Growth Fund G Class(2)	1,210,436	28,590,497
Small Cap Value Fund G Class	2,586,728	28,635,079
Sustainable Equity Fund G Class	3,642,007	201,912,872
		731,564,970
Domestic Fixed Income Funds — 31.3%
Diversified Bond Fund G Class	36,324,845	333,098,830
High Income Fund G Class	9,326,094	80,950,500
Inflation-Adjusted Bond Fund G Class	7,987,152	85,143,037
Short Duration Fund G Class	5,104,316	49,971,257
Short Duration Inflation Protection Bond Fund G Class	3,892,192	40,945,859
		590,109,483
International Equity Funds — 16.0%
Emerging Markets Fund G Class	2,838,717	33,553,633
Global Real Estate Fund G Class	1,983,466	27,550,344
International Growth Fund G Class	7,917,336	101,104,385
International Small-Mid Cap Fund G Class	2,581,103	26,430,499
International Value Fund G Class	9,978,751	89,708,970
Non-U.S. Intrinsic Value Fund G Class	2,382,096	23,296,895
		301,644,726
International Fixed Income Funds — 13.8%
Emerging Markets Debt Fund G Class	4,603,952	41,113,291
Global Bond Fund G Class	24,665,651	217,797,699
		258,910,990
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,557,831,828)		1,882,230,169
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$1,882,230,169

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2024 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund(3)	$14,294	—	$744	$(158)	$13,392	200	$904	—
Focused Large Cap Value Fund	182,942	$1,232	10,574	3,018	176,618	15,840	2,490	$1,201
Growth Fund	121,360	3,535	7,016	3,219	121,098	2,000	964	—
Heritage Fund	57,171	—	3,399	1,417	55,189	1,817	2,485	—
Mid Cap Value Fund	85,486	511	5,226	(256)	80,515	4,776	1,040	511
Select Fund	26,142	—	1,065	537	25,614	203	215	—
Small Cap Growth Fund(3)	29,800	—	1,054	(156)	28,590	1,210	280	—
Small Cap Value Fund	30,439	141	634	(1,311)	28,635	2,587	71	141
Sustainable Equity Fund	207,260	339	7,248	1,562	201,913	3,642	2,909	—
Diversified Bond Fund	340,497	8,388	14,023	(1,763)	333,099	36,325	(1,353)	4,155
High Income Fund	82,807	1,486	4,386	1,044	80,951	9,326	(453)	1,486
Inflation-Adjusted Bond Fund	86,594	—	2,129	678	85,143	7,987	(166)	—
Short Duration Fund	48,641	1,290	—	40	49,971	5,104	—	635
Short Duration Inflation Protection Bond Fund	39,874	614	—	458	40,946	3,892	—	—
Emerging Markets Fund	35,982	—	2,844	416	33,554	2,839	636	—
Global Real Estate Fund	28,564	—	2,488	1,474	27,550	1,983	267	—
International Growth Fund	105,833	182	2,610	(2,301)	101,104	7,917	671	—
International Small-Mid Cap Fund	28,389	—	1,072	(886)	26,431	2,581	89	—
International Value Fund	91,844	—	1,253	(882)	89,709	9,979	120	—
Non-U.S. Intrinsic Value Fund	25,189	—	1,368	(524)	23,297	2,382	32	—
Emerging Markets Debt Fund	42,302	573	2,429	667	41,113	4,604	(298)	573
Global Bond Fund	220,138	1,025	6,232	2,867	217,798	24,666	(851)	—
	$1,931,548	$19,316	$77,794	$9,160	$1,882,230	151,860	$10,052	$8,702
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.